Quarterly Holdings Report
for
Fidelity Advisor® Equity Growth Fund
February 28, 2023
EPG-NPRT1-0423
1.797923.119
Common Stocks - 97.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.3%
Entertainment - 4.7%
Liberty Media Corp. Liberty Formula One Series C (a)	178,976	12,147
Netflix, Inc. (a)	82,994	26,735
Universal Music Group NV	4,944,305	116,494
Warner Music Group Corp. Class A	3,006,158	94,874
		250,250
Interactive Media & Services - 3.6%
Alphabet, Inc. Class A (a)	2,014,705	181,444
Bumble, Inc. (a)	462,310	11,179
Epic Games, Inc. (a)(b)(c)	3,289	2,453
		195,076
Media - 0.0%
Innovid Corp. (a)	242,614	410
TOTAL COMMUNICATION SERVICES		445,736
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.0%
Mobileye Global, Inc. (d)	39,900	1,576
Automobiles - 0.8%
Ferrari NV	159,927	41,640
XPeng, Inc. ADR (a)(d)	19,500	174
		41,814
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A	1,223,380	14,509
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	332,807	41,028
Booking Holdings, Inc. (a)	9,922	25,043
Chipotle Mexican Grill, Inc. (a)	8,428	12,567
Flutter Entertainment PLC (a)	294,619	47,257
		125,895
Household Durables - 0.0%
Blu Investments LLC (a)(b)(c)	12,123,162	4
Internet & Direct Marketing Retail - 6.4%
Amazon.com, Inc. (a)	1,400,120	131,933
MercadoLibre, Inc. (a)	39,456	48,136
Uber Technologies, Inc. (a)	5,022,847	167,060
		347,129
Multiline Retail - 0.1%
Dollarama, Inc.	56,000	3,235
Specialty Retail - 2.3%
Aritzia, Inc. (a)	103,100	3,139
Five Below, Inc. (a)	240,950	49,226
RH (a)	39,500	11,812
TJX Companies, Inc.	770,957	59,055
		123,232
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	44,666	37,132
On Holding AG (a)	11,400	249
Samsonite International SA (a)(e)	10,628,320	29,789
		67,170
TOTAL CONSUMER DISCRETIONARY		724,564
CONSUMER STAPLES - 3.9%
Beverages - 3.8%
Boston Beer Co., Inc. Class A (a)	49,200	15,931
Constellation Brands, Inc. Class A (sub. vtg.)	117,808	26,354
Keurig Dr. Pepper, Inc.	839,562	29,007
Monster Beverage Corp. (a)	512,205	52,122
The Coca-Cola Co.	1,368,835	81,459
		204,873
Household Products - 0.1%
Energizer Holdings, Inc.	164,300	5,953
TOTAL CONSUMER STAPLES		210,826
ENERGY - 4.8%
Energy Equipment & Services - 1.1%
Baker Hughes Co. Class A	953,513	29,177
Cactus, Inc.	151,051	6,941
Championx Corp.	566,919	17,331
Helmerich & Payne, Inc.	141,900	5,971
TechnipFMC PLC (a)	66,700	1,020
		60,440
Oil, Gas & Consumable Fuels - 3.7%
Canadian Natural Resources Ltd.	139,248	7,869
Cheniere Energy, Inc.	582,100	91,588
Denbury, Inc. (a)	96,800	8,070
New Fortress Energy, Inc.	339,439	11,198
Ovintiv, Inc.	95,400	4,080
Reliance Industries Ltd.	2,662,488	74,823
		197,628
TOTAL ENERGY		258,068
FINANCIALS - 5.9%
Banks - 1.2%
Bank of America Corp.	1,418,350	48,649
East West Bancorp, Inc.	13,700	1,044
HDFC Bank Ltd. (a)	160,292	3,101
Signature Bank	93,676	10,777
Western Alliance Bancorp.	14,000	1,039
		64,610
Capital Markets - 2.6%
CME Group, Inc.	610,318	113,129
MSCI, Inc.	54,204	28,303
		141,432
Insurance - 2.0%
American Financial Group, Inc.	216,005	28,968
Arthur J. Gallagher & Co.	240,541	45,065
BRP Group, Inc. (a)	345,993	9,944
Marsh & McLennan Companies, Inc.	147,719	23,951
		107,928
Thrifts & Mortgage Finance - 0.1%
Rocket Companies, Inc. (d)	526,900	4,141
TOTAL FINANCIALS		318,111
HEALTH CARE - 18.5%
Biotechnology - 6.6%
2seventy bio, Inc. (a)	57,100	770
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	1,000,100	270
rights (a)(c)	1,000,100	90
Affimed NV (a)	337,485	307
Alnylam Pharmaceuticals, Inc. (a)	170,033	32,553
Applied Therapeutics, Inc. (a)	82,690	84
Arcellx, Inc.	42,000	1,176
Beam Therapeutics, Inc. (a)(d)	45,900	1,847
Biogen, Inc. (a)	88,724	23,943
Cytokinetics, Inc. (a)	138,100	5,988
EQRx, Inc. (a)	243,811	551
Erasca, Inc. (a)	95,000	342
Evelo Biosciences, Inc. (a)	268,200	166
Galapagos NV sponsored ADR (a)	358,024	13,421
Gamida Cell Ltd. (a)(d)	1,496,668	2,200
Genmab A/S (a)	25,800	9,707
Hookipa Pharma, Inc. (a)	669,700	579
Immunocore Holdings PLC ADR (a)	133,988	7,349
Innovent Biologics, Inc. (a)(e)	615,500	2,988
Insmed, Inc. (a)	578,097	11,782
Legend Biotech Corp. ADR (a)	102,500	4,733
Prelude Therapeutics, Inc. (a)	17,000	96
Regeneron Pharmaceuticals, Inc. (a)	76,438	58,125
Rubius Therapeutics, Inc. (a)	80,596	12
Seagen, Inc. (a)	273,414	49,130
Seres Therapeutics, Inc. (a)	235,000	1,187
Synlogic, Inc. (a)	670,300	469
Vertex Pharmaceuticals, Inc. (a)	409,681	118,926
Vor Biopharma, Inc. (a)	474,939	2,650
XOMA Corp. (a)(d)	291,100	6,195
		357,636
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	1,399,581	65,388
Insulet Corp. (a)	5,000	1,382
Penumbra, Inc. (a)	42,337	11,007
Stryker Corp.	129,426	34,024
		111,801
Health Care Providers & Services - 4.6%
HealthEquity, Inc. (a)	894,618	58,302
Option Care Health, Inc. (a)	46,500	1,426
UnitedHealth Group, Inc.	399,314	190,050
		249,778
Health Care Technology - 0.3%
Certara, Inc. (a)	495,277	8,974
Doximity, Inc. (a)	72,200	2,428
Simulations Plus, Inc. (d)	94,400	3,591
		14,993
Life Sciences Tools & Services - 2.4%
Bio-Techne Corp.	175,414	12,742
Bruker Corp.	406,469	28,014
Charles River Laboratories International, Inc. (a)	69,914	15,335
Codexis, Inc. (a)	365,704	1,768
Danaher Corp.	192,448	47,637
Nanostring Technologies, Inc. (a)	62,300	608
Thermo Fisher Scientific, Inc.	44,608	24,167
		130,271
Pharmaceuticals - 2.5%
Aclaris Therapeutics, Inc. (a)	156,900	1,955
AstraZeneca PLC sponsored ADR	503,885	32,843
Eli Lilly & Co.	268,607	83,596
Nuvation Bio, Inc. (a)	186,501	362
Revance Therapeutics, Inc. (a)	472,426	16,393
		135,149
TOTAL HEALTH CARE		999,628
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	82,531	16,532
Spirit AeroSystems Holdings, Inc. Class A	905,897	30,964
The Boeing Co. (a)	392,181	79,044
		126,540
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	297,454	27,595
Electrical Equipment - 1.6%
AMETEK, Inc.	130,357	18,453
Bloom Energy Corp. Class A (a)(d)	87,000	1,887
Eaton Corp. PLC	41,600	7,277
Hubbell, Inc. Class B	49,653	12,490
Rockwell Automation, Inc.	147,090	43,381
		83,488
Industrial Conglomerates - 1.3%
General Electric Co.	832,647	70,534
Machinery - 2.0%
Chart Industries, Inc. (a)	53,800	7,182
Energy Recovery, Inc. (a)	73,300	1,618
Ingersoll Rand, Inc.	960,747	55,791
Parker Hannifin Corp.	76,583	26,946
Westinghouse Air Brake Tech Co.	154,607	16,130
		107,667
Professional Services - 1.4%
ASGN, Inc. (a)	122,220	10,853
KBR, Inc.	1,138,693	62,753
		73,606
Trading Companies & Distributors - 0.9%
Ferguson PLC	347,483	49,927
TOTAL INDUSTRIALS		539,357
INFORMATION TECHNOLOGY - 31.3%
IT Services - 3.6%
Block, Inc. Class A (a)	473,985	36,369
Cloudflare, Inc. (a)	275,869	16,555
MasterCard, Inc. Class A	289,549	102,874
MongoDB, Inc. Class A (a)	176,510	36,982
Snowflake, Inc. (a)	7,500	1,158
		193,938
Semiconductors & Semiconductor Equipment - 9.6%
Aixtron AG	603,501	18,562
Allegro MicroSystems LLC (a)	236,469	10,329
ASML Holding NV	47,097	29,093
BE Semiconductor Industries NV	190,490	14,781
eMemory Technology, Inc.	36,000	2,190
Enphase Energy, Inc. (a)	116,930	24,617
KLA Corp.	35,200	13,354
Monolithic Power Systems, Inc.	22,763	11,024
NVIDIA Corp.	871,321	202,286
NXP Semiconductors NV	155,522	27,758
onsemi (a)	33,100	2,562
Qualcomm, Inc.	376,194	46,471
Silicon Laboratories, Inc. (a)	7,320	1,307
SiTime Corp. (a)	230,749	28,647
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	661,063	57,559
Universal Display Corp.	203,407	27,633
		518,173
Software - 14.4%
Adobe, Inc. (a)	273,905	88,732
Confluent, Inc. (a)(d)	841,283	20,519
Elastic NV (a)	3,012	178
HashiCorp, Inc. (a)(d)	404,332	11,806
HubSpot, Inc. (a)	29,252	11,316
Intuit, Inc.	114,369	46,569
Manhattan Associates, Inc. (a)	212,645	30,568
Microsoft Corp.	1,954,239	487,431
Oracle Corp.	859,013	75,078
Palo Alto Networks, Inc. (a)	5,820	1,096
Volue A/S (a)	1,207,600	2,686
		775,979
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	1,362,834	200,895
TOTAL INFORMATION TECHNOLOGY		1,688,985
MATERIALS - 1.5%
Chemicals - 1.2%
Albemarle Corp.	94,700	24,083
Aspen Aerogels, Inc. (a)	510,800	5,542
CF Industries Holdings, Inc.	424,780	36,484
		66,109
Metals & Mining - 0.3%
MP Materials Corp. (a)(d)	377,062	13,197
TOTAL MATERIALS		79,306
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (a)(b)	487,314	278
WeWork, Inc. (a)(d)	3,567,400	4,138
		4,416
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	82,400	2,152
TOTAL COMMON STOCKS (Cost $4,001,442)		5,271,149

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	111,100	353
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	105,425	3
Software - 0.1%
ASAPP, Inc. Series C (a)(b)(c)	367,427	1,716
TOTAL INFORMATION TECHNOLOGY		1,719
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	76,285	3,591
Series C3 (a)(b)(c)	95,356	4,488
Series C4 (a)(b)(c)	27,230	1,282
Series C5 (a)(b)(c)	53,844	2,534
		11,895
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,964)		13,967

Money Market Funds - 3.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (f)	105,680,492	105,702
Fidelity Securities Lending Cash Central Fund 4.63% (f)(g)	58,003,283	58,009
TOTAL MONEY MARKET FUNDS (Cost $163,711)		163,711

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $4,176,117)	5,448,827
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(52,016)
NET ASSETS - 100.0%	5,396,811

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,702,000 or 0.3% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,777,000 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
AppNexus, Inc. Series E (Escrow)	8/01/14	0

ASAPP, Inc. Series C	4/30/21	2,424

Blu Investments LLC	5/21/20	21

Doma Holdings, Inc.	3/02/21	4,873

ElevateBio LLC Series C	3/09/21	466

Epic Games, Inc.	3/29/21	2,911

Illuminated Holdings, Inc. Series C2	7/07/20	1,907

Illuminated Holdings, Inc. Series C3	7/07/20	2,861

Illuminated Holdings, Inc. Series C4	1/08/21	980

Illuminated Holdings, Inc. Series C5	6/16/21	2,326

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	121,727	693,835	709,860	1,180	-	-	105,702	0.2%
Fidelity Securities Lending Cash Central Fund 4.63%	30,152	105,774	77,917	89	-	-	58,009	0.2%
Total	151,879	799,609	787,777	1,269	-	-	163,711

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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